SUPPLEMENTAL DISCLOSURES ON STATEMENTS OF CASH FLOWS (Disclosure of supplemental disclosure of cash flow) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Supplemental Cash Flow Information [Abstract]
Amounts and other receivables	$ (536,815)	$ (41,812)
Inventories	(665,572)	0
Prepaids and deposits	(985,522)	16,108
Accounts payable and accrued liabilities	831,484	64,251
Net change in non-cash working capital balances	(1,356,425)	38,547
Supplementary disclosures:
Change in accrued exploration property expenditures	0	(61,844)
Assumption of mortgage to acquire building	1,949,000	0
Stock-based compensation charged to exploration and evaluation assets	0	177,541
Shares issued charged to share issue costs	38,979	0
Shares issued to settle debt	$ 0	$ 45,200